Note 31 - Related Party Transactions (Details Textual)												1 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Jan. 11, 2023 USD ($)	Jan. 11, 2023 AUD ($)	Dec. 22, 2022 USD ($)	Feb. 22, 2022 USD ($)	Dec. 01, 2021 USD ($)	Dec. 01, 2021 AUD ($)	Nov. 26, 2021 USD ($)	Oct. 01, 2021 USD ($)	Jul. 01, 2021 USD ($)	Apr. 01, 2020 USD ($)	Mar. 31, 2023 AUD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($) shares	Feb. 28, 2023 AUD ($)	Jul. 29, 2022 $ / shares	Jan. 01, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Jun. 30, 2021 AUD ($)	Aug. 31, 2020 AUD ($)
Statement Line Items [Line Items]
Class of warrant, exercise price of warrants (in dollars per share) | $ / shares																			$ 0.0001
Number of other equity instruments granted in share-based payment arrangement													912,000	912,000	912,000	706,000
Number of other equity instruments exercised or vested in share-based payment arrangement													356,000	356,000	356,000	755,000
Issued capital	$ 308,000												$ 308,000			$ 256,000	$ 222,000
Aevitas Preference Shares [member]
Statement Line Items [Line Items]
Issued capital																	3,208,922							$ 4,265,280
AWN warrants [member]
Statement Line Items [Line Items]
Class of warrant or right, outstanding (in shares) | shares	500,000												500,000
Class of warrant, exercise price of warrants (in dollars per share) | $ / shares	$ 0.9												$ 0.9
Current related party loans with Arowana International Limited [member]
Statement Line Items [Line Items]
Borrowings, Term (Month)		60 months	60 months
Debt or equity maximum raise	$ 25,000,000	$ 25,000,000											$ 25,000,000
Borrowings, interest rate									10.00%
Borrowings, line fee, percentage									2.00%
Minimum repayment of borrowings									$ 1,000,000	$ 1,000,000
Borrowings, refinancing fee, percentage										1.60%
Borrowings, accrued new facility extension fee										$ 355,000
Borrowings, refinancing fee		855,000
Current related party loans with Arowana International Limited [member] | First range of qualifying event [member]
Statement Line Items [Line Items]
Borrowings, qualifying liquidity event, percentage of proceeds to be paid	25.00%
Current related party loans with Arowana International Limited [member] | Second range of qualifying event [member]
Statement Line Items [Line Items]
Borrowings, qualifying liquidity event, percentage of proceeds to be paid	45.00%
Borrowings, qualifying liquidity event, payment	$ 1,875,000
Current related party loans with Arowana International Limited [member] | Third range of qualifying event [member]
Statement Line Items [Line Items]
Borrowings, qualifying liquidity event, percentage of proceeds to be paid	25.00%
Current related party loans with Arowana International Limited [member] | Bottom of range [member]
Statement Line Items [Line Items]
Borrowings, qualifying liquidity event, proceeds	$ 5,000,000
Current related party loans with Arowana International Limited [member] | Bottom of range [member] | First range of qualifying event [member]
Statement Line Items [Line Items]
Borrowings, qualifying liquidity event, proceeds	5,000,000
Current related party loans with Arowana International Limited [member] | Bottom of range [member] | Second range of qualifying event [member]
Statement Line Items [Line Items]
Borrowings, qualifying liquidity event, proceeds	7,500,000
Current related party loans with Arowana International Limited [member] | Bottom of range [member] | Third range of qualifying event [member]
Statement Line Items [Line Items]
Borrowings, qualifying liquidity event, proceeds	12,500,000
Current related party loans with Arowana International Limited [member] | Top of range [member] | First range of qualifying event [member]
Statement Line Items [Line Items]
Borrowings, qualifying liquidity event, proceeds	7,500,000
Current related party loans with Arowana International Limited [member] | Top of range [member] | Second range of qualifying event [member]
Statement Line Items [Line Items]
Borrowings, qualifying liquidity event, proceeds	12,500,000
Current related party loans with Arowana International Limited [member] | Top of range [member] | Third range of qualifying event [member]
Statement Line Items [Line Items]
Borrowings, qualifying liquidity event, payment	$ 4,125,000
AWN Holdings Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interests held in the entity	39.50%												39.50%
Aevitas Group Limited [Member] | Current related party loans with Arowana International Limited [member]
Statement Line Items [Line Items]
Debt or equity maximum raise																					$ 25,000,000
Borrowings, interest rate																				10.00%	12.50%	12.50%
Borrowings, accrued new facility extension fee		43,500	$ 60,000			$ 29,000	$ 40,000
Current borrowings																					$ 1,100,000	$ 1,500,000
Aevitas Group Limited [Member] | Current related party loans with Arowana International Limited 2 [member]
Statement Line Items [Line Items]
Debt or equity maximum raise					$ 25,000,000
Borrowings, interest rate					10.00%
Borrowings, accrued new facility extension fee		110,000			$ 85,000
Current borrowings					$ 3,000,000
Aevitas Group Limited [Member] | Current related party loans with Arowana International Limited 3 [member]
Statement Line Items [Line Items]
Debt or equity maximum raise		$ 25,000,000
Borrowings, interest rate				15.00%
Borrowings, accrued new facility extension fee				$ 115,000
Current borrowings				$ 3
Borrowings, facility fee percentage				1.00%
Borrowings, establishment fee				$ 30,000
Borrowings, exit fee percentage				3.00%
Borrowings, exit fee				$ 90,000
Aevitas Group Limited [Member] | Current related party loans with Arowana International Limited 3 [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Borrowings, interest rate	3.60%												3.60%
Aevitas Group Limited [Member] | Current related party loans with Arowana International Limited 4 [member]
Statement Line Items [Line Items]
Current borrowings																		$ 500,000
Aevitas Group Limited [Member] | Current related party loans with Arowana International Limited 5 [member]
Statement Line Items [Line Items]
Current borrowings												$ 250,000
Aevitas Group Limited [Member] | Current related party loans with Arowana International Limited 4 and 5 [member]
Statement Line Items [Line Items]
Borrowings, interest rate												15.00%
Borrowings, facility fee percentage												1.00%
Borrowings, establishment fee												$ 7,500
Borrowings, exit fee percentage												3.00%
Borrowings, exit fee												$ 22,500
Arowana International Limited [member]
Statement Line Items [Line Items]
Chief financial officer, fees													$ 1,138,346			343,806	1,028,096
Arowana International Limited [member] | Directors fees for Michael Hui [member]
Statement Line Items [Line Items]
Non-executive directors fees													$ 50,000
Percentage fees received in cash	100.00%												100.00%
Amounts payable, related party transactions	$ 25,000												$ 25,000
Arowana International Limited [member] | Cost incurred by Arowana on behalf of VivoPower [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	$ 1,392,303												1,392,303			313,688	$ 4,345
Michael Hui [member] | RSUs [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement											17,500
Total expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets											$ 13,125		$ 2,625
Number of other equity instruments exercised or vested in share-based payment arrangement													3,500	3,500	3,500
Michael Hui [member] | PSUs [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement		20,000	20,000								52,500
Total expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets		$ 5,200									$ 39,375		$ 4,736
Number of other equity instruments exercised or vested in share-based payment arrangement													6,314	6,314	6,314
Panaga Group Trust [member]
Statement Line Items [Line Items]
Convertible loan notes converted to preference shares (in shares) | shares																	4,697
Panaga Group Trust [member] | Aevitas Preference Shares [member]
Statement Line Items [Line Items]
Issued capital																							$ 46,970
Dividends classified as expense													$ 2,188	$ 3,302
Panaga Group Trust [member] | Warrants for executive fees [member]
Statement Line Items [Line Items]
Class of warrant or right, outstanding (in shares) | shares	541,666												541,666
Class of warrant, exercise price of warrants (in dollars per share) | $ / shares	$ 0.6												$ 0.6
Panaga Group Trust [member] | Chairman fees for Kevin Chin [member]
Statement Line Items [Line Items]
Chairman fees													$ 81,819		£ 68,000
Panaga Group Trust [member] | Executive fees for Kevin Chin [member]
Statement Line Items [Line Items]
Executive fees | £															325,000
Annual training allowance costs | £															£ 38,000
Average foreign exchange rate													1.3237	1.3237	1.3237
Performance measurement	64.00%												64.00%
VWAP share price (in dollars per share) | $ / shares	$ 2.92												$ 2.92
Arowana Partners Group Pty Ltd [member] | Cost incurred by Arowana on behalf of VivoPower [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	$ 157,036												$ 157,036
Services received, related party transactions													130,863
Arowana Partners Group Pty Ltd [member] | Loan for working capital assistance [member]
Statement Line Items [Line Items]
Borrowings, interest rate								8.00%
Current borrowings								$ 370,000
Borrowings, facility fee percentage								2.00%
Borrowings, establishment fee								$ 7,400
Interest expense on borrowings																$ 22,895
Director, Kevin Chin [member] | RSUs [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement											87,200
Total expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets											$ 65,400		$ 13,080
Number of other equity instruments exercised or vested in share-based payment arrangement													17,440	17,440	17,440
Director, Kevin Chin [member] | PSUs [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement											261,600
Total expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets											$ 196,200		$ 23,592
Number of other equity instruments exercised or vested in share-based payment arrangement													31,456	31,456	31,456
Director, Kevin Chin [member] | Executive fees for Kevin Chin [member] | RSUs [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement		20,000	20,000
Total expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets		$ 5,200											$ 275,330
Number of other equity instruments exercised or vested in share-based payment arrangement													94,291	94,291	94,291